Shareholder Report, Average Annual Return (Details)		12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000148468
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EMQQ The Emerging Markets Internet ETF
C000230780
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FMQQ The Next Frontier Internet ETF
Without Sales Load [Member] | C000148468
Average Annual Return [Line Items]
Average Annual Return, Percent		(18.57%)		(7.76%)	3.62%
Without Sales Load [Member] | C000230780
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.16%)	(12.78%)
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		39.25%		8.18%	9.29%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		39.25%	8.96%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		20.38%		12.79%	15.37%
EMQQ The Emerging Markets Internet Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	EMQQ The Emerging Markets Internet Index (USD) (NR)
Average Annual Return, Percent		(17.80%)		(7.09%)	4.44%
FMQQ The Next Frontier Internet Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	FMQQ The Next Frontier Internet Index (USD) (NR)
Average Annual Return, Percent		(10.98%)	(12.17%)

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.